Annual Total Returns- Vanguard Small-Cap Index Fund (Investor) [BarChart] - Investor - Vanguard Small-Cap Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.80%)	18.04%	37.62%	7.37%	(3.78%)	18.17%	16.10%	(9.43%)	27.22%	18.96%